BBH PRIME INSTITUTIONAL MONEY MARKET FUND, INC.
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Supplement to Statement of Additional Information (SAI) dated
October 28, 2005.


Please delete the table entitled "Director Compensation For Fiscal Year Ended June 30, 2005" on page 17 in its entirety and replace it with the following table:




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Name of Person,  Aggregate     Pension or     Estimated      Total
Position         Compensation  Retirement     Annual         Compensation
                 from          Benefits       Benefits upon  from
                 Portfolio     Accrued as     Retirement     Complex^
                 and Fund      Part of Fund                  paid to
                               Expenses                      Director
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Joseph V.        $25,215.89    None           None           $50,000
Shields, Jr.,
Director
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Eugene P.        $20,779.76    None           None           $40,000
Beard, Director  -------------


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Richard L.       $20,779.76    None           None           $40,000
Carpenter,
Director
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David P.         $20,779.76    None           None           $40,000
Feldman,
Director
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Alan G. Lowy,    $20,779.76    None           None           $40,000
Director
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Arthur D.        $23,377.23    None           None           $45,000
Miltenberger,
Director
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^  See corresponding note to "Directors" table, above.






                                                  December 5, 2005

Cusip 05528A109